Income Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The components of the income tax expense (benefit) are as follows:

	For the years ended March 31,
	2025	2024	2023
	USD	USD	USD
Current
Cayman Islands	-	-	-
British Virgin Islands	-	-	-
Hong Kong		649,119	469,692
	-	649,119	469,692

Deferred
Cayman Islands	-	-	-
British Virgin Islands	-	-	-
Hong Kong	(80,154)	(183)	(803)
	(80,154)	(183)	(803)

Total	(80,154)	648,936	468,889

Schedule of Deferred Tax Asset And Liability

	As of March 31,
	2025	2024
	USD	USD
MSE:
Provision for allowance of credit losses	-	150
Net operating loss carryforward	281,951	281,951
Total deferred tax assets	281,951	282,101
Less: valuation allowance	(281,951)	(281,951)
Deferred tax assets, net	-	150

MSHK:
Property and equipment	(68,449)	(9,038)
Right-of-use assets – finance lease	(16,982)	(18,490)
Net operating loss carryforward	409,297	-
Less: valuation allowance	(409,297)	-
Total deferred tax liabilities – equipment and right-of-use assets – finance lease	(85,431)	(27,528)
Deferred tax assets - provision for allowance of credit losses	164,857	26,650
Deferred tax assets (liabilities), net	79,426	(878)

Deferred tax assets (liabilities), net	79,426	(728)

Schedule of Income Tax Expense Reconciliation

	For the years ended March 31,
	2025	2024	2023
	USD	USD	USD

(Loss) Profit before income taxes	(5,810,905)	2,975,533	3,256,125
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%
Income taxes computed at Hong Kong Profits Tax rate	(958,799)	490,963	537,260

Reconciling items:
Tax effect of income that is not taxable*	(1,478)	(25)	(127,476)
Tax effect of non-deductible expenditure	371,984	90,539	-
Tax effect of temporary differences not recognized	98,842	-	-
Change in valuation allowance	409,297	88,998	81,028
Effect of two-tier tax rate	-	(21,154)	(21,154)
Statutory tax deduction#	-	(385)	(769)
Income tax (benefit) expense	(80,154)	648,936	468,889

*	Income that is not taxable mainly consisted of the bank interest income which is non-taxable under Hong Kong income tax law.

#	It represents a reduction granted by the Hong Kong SAR Government of 100% of the tax payable subject to a maximum reduction of HKD1,500 (2024: HKD3,000) (2023: HK$6,000) for each business.